Results for the year - Income taxes and deferred income taxes - Income taxes expensed (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Current tax on profit for the year	kr 25,918	kr 17,829	kr 13,871
Deferred tax on profit for the year	(4,464)	(3,806)	(1,528)
Tax on profit for the year	21,454	14,023	12,343
Current tax adjustments recognised for prior years	(916)	339	(603)
Deferred tax adjustments recognised for prior years	453	(825)	(417)
Income taxes in the income statement	20,991	13,537	11,323
Tax on other comprehensive income for the year, (income)/expense	kr 359	kr 889	kr (1,005)